RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS - Disposition Fees (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Aug. 20, 2019
Related Party Transaction [Line Items]
Due to affiliates	$ 15,957	$ 14,723		$ 14,458
Advisors
Related Party Transaction [Line Items]
Due to affiliates	$ 16,000	$ 14,700
Advisors | Property sales commission
Related Party Transaction [Line Items]
Commissions performance and other fees	1.00%
Advisors | Property portfolio
Related Party Transaction [Line Items]
Commissions performance and other fees	6.00%
Advisors | Disposition Fee for Sale of Real Estate | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees					1.00%
Advisors | Brokerage Commissions And Disposition Fees | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees					6.00%
Advisors | Acquisitions and Operations Costs
Related Party Transaction [Line Items]
Due to affiliates	$ 16,000		$ 13,800